PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details Narrative) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	¥ 4.5	¥ 8.2